SHARE-BASED COMPENSATION - Significant assumptions used to estimate the fair value of stock options (Details) - Employee Stock Option	12 Months Ended
Dec. 31, 2025 ¥ / shares
SHARE-BASED COMPENSATION
Suboptimal exercise factor	2.8
Risk-free interest rate	4.68%
Volatility	51.75%
Dividend yield	4.60%
Life of option	8 years